Interest Income (Expense), Net - Summary of Interest Income (Expense), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Banking and Thrift, Interest [Abstract]
Income	$ 303	$ 226	$ 71
Expense	(85)	(55)	(13)
Total	$ 218	$ 171	$ 58